Fair Value Measurements (Details 1b) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Liabilities, Fair Value Disclosure
Warrant liability		$ 3,008,500
Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure
Warrant liability		$ 3,008,500	$ 2,973,900	$ 6,394,000